CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Convertible notes issued On November 16, 2011	$ 0	$ 250,000
Convertible notes issued On January 16, 2012	0	250,000
Convertible notes issued On March 7, 2012	200,000	200,000
Convertible notes issued On May 30, 2012	200,000	0
Total of convertible notes on various dates	$ 400,000	$ 700,000